Pension And Postretirement Benefits (Employee Benefit Obligation Amounts Recognized) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Pension obligations and other postemployment obligations	$ 1,415	$ 1,528
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Current portion of employee benefit obligation	0	0
Employee benefit obligation	(7,552)	(6,343)
Net amount recognized	(7,552)	(6,343)
Pension Benefits | International
Defined Benefit Plan Disclosure [Line Items]
Pension obligations and other postemployment obligations	553
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Current portion of employee benefit obligation	(1,213)	(1,365)
Employee benefit obligation	(8,872)	(10,531)
Net amount recognized	(10,085)	$ (11,896)
Postretirement Benefits | International
Defined Benefit Plan Disclosure [Line Items]
Pension obligations and other postemployment obligations	$ 1,299